Putnam VT Mortgage Securities Fund
The fund's portfolio
3/31/21 (Unaudited)

MORTGAGE-BACKED SECURITIES (80.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (39.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.367%, 4/15/37	$17,450	$32,283
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.408%, 11/15/35	24,461	43,540
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.542%, 3/15/35	118,330	165,662
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.675%, 6/15/34	13,254	16,170
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.144%, 11/15/42	127,819	15,072
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.044%, 2/15/45	501,311	92,180
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 8/25/50	1,133,953	229,478
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.891%, 12/25/49	1,139,033	220,676
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	150,153	19,318
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	151,295	11,757
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	1,506,969	251,558
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	312,054	30,167
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	15,556	1,455
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	199,358	27,007
REMICs Ser. 4425, IO, 4.00%, 1/15/45	208,550	30,363
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	294,610	39,598
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	227,461	35,528
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	365,826	22,775
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	253,477	18,411
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	1,803,994	301,106
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	369,942	45,547
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	163,504	24,770
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	320,773	41,876
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	3,867	5
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	142,966	8,827
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	237,050	23,421
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	228,140	23,182
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	490,131	38,255
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	525,260	49,445
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	335,571	30,249
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	163,470	10,380
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	196,837	9,725
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	293,104	265,403
REMICs Ser. 3391, PO, zero %, 4/15/37	4,163	3,892
REMICs Ser. 3300, PO, zero %, 2/15/37	1,538	1,438
REMICs Ser. 3326, Class WF, zero %, 10/15/35	1,163	1,025
Strips Ser. 315, PO, zero %, 9/15/43	636,322	550,499
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.248%, 7/25/36	12,870	24,710
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.168%, 3/25/36	23,186	39,000
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.802%, 6/25/37	24,236	42,655
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.885%, 2/25/38	89,451	118,753
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.72%, 11/25/35	19,491	28,457
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.924%, 8/25/35	16,002	21,724
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.787%, 12/25/35	29,579	42,889
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.112%, 11/25/34	6,219	7,462
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.683%, 5/25/40	46,826	57,128
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.491%, 10/25/41	36,861	5,359
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.141%, 7/25/48	470,007	95,910
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.141%, 6/25/48	1,247,103	240,845
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.141%, 3/25/48	601,096	109,219
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.091%, 6/25/48	1,580,576	254,256
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.041%, 1/25/48	995,964	187,948
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.041%, 11/25/46	2,011,346	387,481
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	499,218	111,479
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 6/25/50	2,164,607	450,280
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 11/25/46	1,387,044	280,767
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 11/25/46	1,974,893	390,041
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 8/25/46	917,013	173,164
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 8/25/49	805,310	144,378
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 3/25/46	1,426,940	258,499
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.891%, 11/25/49	86,098	21,609
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	315,407	60,076
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	423,594	84,287
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	890,174	160,089
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	624,791	87,365
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	491,567	87,735
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	481,196	75,886
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	2,189,243	391,638
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	710,145	108,127
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	723,998	149,440
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	428,977	55,314
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	419,040	55,592
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	134,019	8,711
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	285,051	22,152
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	847,794	99,446
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	235,312	33,138
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	82,428	6,846
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	289,711	37,777
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	332,634	28,872
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	1,498,133	200,555
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	186,018	18,676
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	405,338	36,480
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	178,111	18,355
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	93,106	4,945
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	140,531	7,032
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	190,339	8,285
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	218,556	16,038
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	97,561	2,073
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	144,576	3,429
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	84,912	2,699
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	218,566	7,245
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	853,315	152,667
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 0.459%, 5/25/42	2,575	2,593
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.368%, 8/27/36	1,868,618	1,710,117
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	22,217	20,729
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	8,806	8,014
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.589%, 12/20/43	208,815	45,328
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.489%, 4/20/38	574,075	135,007
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.189%, 8/20/50	2,282,273	519,925
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 6/20/48	485,889	74,124
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 10/20/47	729,130	138,307
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.089%, 6/20/43	995,023	195,573
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.044%, 1/16/44	552,873	98,669
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.044%, 9/16/43	932,319	172,866
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 5/20/49	1,270,667	181,144
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	291,931	61,320
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 2/16/46	517,232	100,720
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 8/20/49	666,992	105,849
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/50	57,055	7,074
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 1/20/50	982,869	167,775
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 10/20/49	809,462	215,133
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 9/20/49	1,572,467	262,303
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.889%, 10/20/49	323,313	108,787
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	325,020	64,845
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	471,823	95,969
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	224,378	45,183
Ser. 14-76, IO, 5.00%, 5/20/44	268,164	48,338
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	196,028	27,942
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	113,076	20,071
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	85,586	17,204
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	124,048	24,820
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	405,750	82,546
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	316,781	63,382
Ser. 18-1, IO, 4.50%, 1/20/48	505,012	82,623
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	66,615	7,042
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	291,691	48,035
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	817,363	146,611
Ser. 12-129, IO, 4.50%, 11/16/42	259,112	50,325
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	458,745	84,356
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	274,029	25,463
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	170,659	30,705
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	100,785	17,880
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	81,772	12,577
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	104,575	19,934
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	400,925	73,632
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	298,705	53,767
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	366,754	30,139
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	438,762	77,213
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	91,872	14,367
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	266,850	44,018
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	993,669	177,270
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	119,436	18,801
Ser. 14-104, IO, 4.00%, 3/20/42	309,146	40,582
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	51,943	1,010
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	73,331	1,818
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	2,692	—
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	429,906	56,154
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	2,180,580	351,929
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	111,151	2,645
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	210,374	21,974
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	169,624	19,354
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	230,696	32,634
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	115,684	14,027
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	60,693	7,188
Ser. 12-136, IO, 3.50%, 11/20/42	370,881	57,219
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	515,507	39,261
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	97,240	6,798
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	297,069	19,309
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	126,401	1,057
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	255,878	10,619
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	991,724	156,938
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	219,664	3,836
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	74,990	2,062
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	310,722	23,304
Ser. 16-H18, Class QI, IO, 2.957%, 6/20/66(WAC)	1,135,430	100,638
Ser. 16-H24, Class KI, IO, 2.876%, 11/20/66(WAC)	653,811	64,079
Ser. 18-H02, IO, 2.728%, 1/20/68(WAC)	365,091	32,803
Ser. 17-H25, Class AI, IO, 2.714%, 12/20/67(WAC)	437,760	39,592
Ser. 15-H10, Class HI, IO, 2.676%, 4/20/65(WAC)	1,836,617	130,767
Ser. 16-H13, Class IK, IO, 2.635%, 6/20/66(WAC)	1,132,929	126,939
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,624,155	213,631
Ser. 15-H13, Class AI, IO, 2.495%, 6/20/65(WAC)	1,087,240	80,037
Ser. 17-H04, Class BI, IO, 2.481%, 2/20/67(WAC)	827,217	79,663
FRB Ser. 15-H16, Class XI, IO, 2.444%, 7/20/65(WAC)	668,553	58,432
Ser. 16-H04, Class HI, IO, 2.384%, 7/20/65(WAC)	758,949	44,399
Ser. 17-H14, Class LI, IO, 2.383%, 6/20/67(WAC)	677,297	64,697
Ser. 16-H23, Class NI, IO, 2.361%, 10/20/66(WAC)	1,612,661	137,237
Ser. 16-H17, Class DI, IO, 2.353%, 7/20/66(WAC)	1,166,294	90,586
Ser. 16-H27, Class GI, IO, 2.348%, 12/20/66(WAC)	1,349,718	145,222
Ser. 18-H02, Class IM, IO, 2.33%, 2/20/68(WAC)	745,371	82,600
Ser. 17-H25, Class CI, IO, 2.307%, 12/20/67(WAC)	1,486,036	166,256
Ser. 18-H01, Class XI, IO, 2.306%, 1/20/68(WAC)	1,085,303	126,979
Ser. 16-H07, Class PI, IO, 2.301%, 3/20/66(WAC)	2,015,015	193,977
Ser. 17-H14, Class JI, IO, 2.261%, 6/20/67(WAC)	502,101	57,947
Ser. 17-H20, Class AI, IO, 2.234%, 10/20/67(WAC)	2,047,209	202,162
Ser. 17-H06, Class MI, IO, 2.227%, 2/20/67(WAC)	1,374,815	118,344
Ser. 16-H24, Class JI, IO, 2.194%, 11/20/66(WAC)	504,184	47,795
Ser. 17-H03, Class KI, IO, 2.188%, 1/20/67(WAC)	1,312,071	140,260
Ser. 15-H20, Class CI, IO, 2.183%, 8/20/65(WAC)	1,251,478	106,751
Ser. 16-H06, Class DI, IO, 2.167%, 7/20/65(WAC)	1,184,745	71,118
Ser. 17-H25, IO, 2.162%, 11/20/67(WAC)	859,863	75,238
Ser. 16-H24, IO, 2.147%, 9/20/66(WAC)	812,596	78,095
Ser. 17-H09, IO, 2.119%, 4/20/67(WAC)	789,194	57,952
Ser. 16-H06, Class HI, IO, 2.079%, 2/20/66(WAC)	1,009,026	70,549
Ser. 15-H24, Class HI, IO, 2.042%, 9/20/65(WAC)	933,426	45,011
Ser. 17-H10, Class MI, IO, 2.004%, 4/20/67(WAC)	925,486	65,987
Ser. 15-H25, Class BI, IO, 1.933%, 10/20/65(WAC)	807,789	65,269
Ser. 15-H22, Class AI, IO, 1.933%, 9/20/65(WAC)	1,394,344	119,774
Ser. 15-H23, Class TI, IO, 1.906%, 9/20/65(WAC)	880,176	71,558
Ser. 17-H16, Class HI, IO, 1.802%, 8/20/67(WAC)	754,895	54,294
Ser. 16-H03, Class AI, IO, 1.732%, 1/20/66(WAC)	1,291,749	89,301
Ser. 16-H10, Class AI, IO, 1.718%, 4/20/66(WAC)	1,119,600	61,428
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64(WAC)	934,896	57,141
Ser. 14-H21, Class AI, IO, 1.634%, 10/20/64(WAC)	1,241,771	88,901
Ser. 16-H06, Class AI, IO, 1.589%, 2/20/66(WAC)	632,386	48,770
Ser. 17-H06, Class EI, IO, 1.588%, 2/20/67(WAC)	518,783	28,377
Ser. 14-H18, Class CI, IO, 1.579%, 9/20/64(WAC)	846,731	59,385
Ser. 15-H04, Class AI, IO, 1.571%, 12/20/64(WAC)	909,067	57,453
Ser. 16-H04, Class KI, IO, 1.526%, 2/20/66(WAC)	1,322,652	74,609
Ser. 17-H08, Class NI, IO, 1.489%, 3/20/67(WAC)	800,435	67,877
Ser. 16-H08, Class GI, IO, 1.424%, 4/20/66(WAC)	743,051	34,122
FRB Ser. 11-H07, Class FI, IO, 1.233%, 2/20/61(WAC)	1,943,333	50,721
Ser. 18-H05, Class ID, IO, 1.202%, 3/20/68(WAC)	472,692	46,071
Ser. 17-H08, Class EI, IO, 1.031%, 2/20/67(WAC)	1,124,059	106,485
Ser. 17-H08, Class GI, IO, 0.914%, 2/20/67(WAC)	787,401	94,205
Ser. 10-151, Class KO, PO, zero %, 6/16/37	19,025	17,021
Ser. 06-36, Class OD, PO, zero %, 7/16/36	897	807

		19,372,471
Commercial mortgage-backed securities (19.3%)
BANK FRB Ser. 20-BN25, Class C, 3.354%, 1/15/63(WAC)	114,000	114,710
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	101,000	86,516
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	88,889
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	71,000	58,043
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.115%, 1/15/51(WAC)	47,000	49,236
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	123,000	111,930
CD Commercial Mortgage Trust FRB Ser. 17-CD4, Class C, 4.35%, 5/10/50(WAC)	77,000	82,713
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	70,000	72,885
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.369%, 5/15/45(WAC)	68,000	55,981
FRB Ser. 14-UBS2, Class C, 4.969%, 3/10/47(WAC)	61,000	63,718
FRB Ser. 14-CR16, Class C, 4.907%, 4/10/47(WAC)	95,000	101,130
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51(WAC)	67,000	72,029
FRB Ser. 15-CR23, Class C, 4.293%, 5/10/48(WAC)	72,000	76,641
Ser. 13-LC6, Class C, 4.242%, 1/10/46(WAC)	117,000	120,510
FRB Ser. 15-CR26, Class D, 3.48%, 10/10/48(WAC)	100,000	97,912
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.306%, 8/10/46(WAC)	101,000	95,521
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	228,000	215,668
FRB Ser. 14-CR17, Class E, 4.847%, 5/10/47(WAC)	124,000	96,720
FRB Ser. 14-UBS3, Class D, 4.769%, 6/10/47(WAC)	104,000	104,745
FRB Ser. 13-CR6, Class D, 4.09%, 3/10/46(WAC)	160,000	141,112
FRB Ser. 18-COR3, Class D, 2.811%, 5/10/51(WAC)	88,000	74,183
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	112,000	123,173
FRB Ser. 15-C1, Class C, 4.264%, 4/15/50(WAC)	124,000	125,096
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.89%, 11/15/51(WAC)	73,000	73,504
Ser. 20-C19, Class D, 2.50%, 3/15/53	96,000	82,895
Ser. 19-C17, Class D, 2.50%, 9/15/52	154,000	129,327
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.615%, 7/10/44(WAC)	103,000	101,628
FRB Ser. 11-LC3A, Class D, 5.351%, 8/10/44(WAC)	167,000	162,209
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.519%, 7/25/29	86,014	86,864
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.519%, 7/25/29	82,582	83,194
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.403%, 2/10/46(WAC)	154,000	138,261
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	49,000	50,636
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	155,000	128,650
FRB Ser. 14-GC20, Class C, 4.96%, 4/10/47(WAC)	62,000	58,055
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	85,000	89,128
FRB Ser. 15-GC30, Class C, 4.074%, 5/10/50(WAC)	78,000	82,321
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class C, 5.652%, 1/10/45(WAC)	62,000	61,787
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	329,000	203,812
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	139,000	142,211
FRB Ser. 13-GC13, Class D, 4.084%, 7/10/46(WAC)	105,000	47,817
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.806%, 2/15/47(WAC)	110,000	113,804
FRB Ser. 13-C14, Class C, 4.702%, 8/15/46(WAC)	166,000	151,594
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	79,000	73,869
FRB Ser. 13-C12, Class C, 4.105%, 7/15/45(WAC)	97,000	100,168
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	229,000	156,864
FRB Ser. 14-C25, Class D, 3.95%, 11/15/47(WAC)	139,000	103,344
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	88,000	84,198
FRB Ser. 17-C7, Class C, 4.173%, 10/15/50(WAC)	93,000	100,440
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	166,273	138,007
FRB Ser. 13-C16, Class C, 5.023%, 12/15/46(WAC)	55,000	57,855
FRB Ser. 12-CBX, Class B, 4.913%, 6/15/45(WAC)	148,000	142,711
FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	168,000	132,184
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	50,063
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.789%, 2/15/46(WAC)	245,000	152,837
FRB Ser. 10-C2, Class D, 5.722%, 11/15/43(WAC)	131,000	113,433
FRB Ser. 12-C8, Class C, 4.623%, 10/15/45(WAC)	200,000	183,676
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	13,925	13,925
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.051%, 2/15/47(WAC)	46,000	49,420
FRB Ser. 16-C29, Class C, 4.748%, 5/15/49(WAC)	92,000	95,685
FRB Ser. 13-C9, Class C, 4.027%, 5/15/46(WAC)	77,000	77,950
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.901%, 4/15/47(WAC)	180,000	180,968
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50(WAC)	122,000	119,888
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	141,000	45,120
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 5.261%, 7/15/49(WAC)	148,000	118,617
FRB Ser. 19-L3, Class E, 2.50%, 11/15/52	69,000	53,827
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, (1 Month US LIBOR + 3.75%), 3.859%, 3/25/50	171,000	176,414
FRB Ser. 19-01, Class M10, (1 Month US LIBOR + 3.25%), 3.359%, 10/15/49	446,000	443,098
FRB Ser. 19-01, Class M7, 1.809%, 10/15/49	78,562	78,170
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 4.947%, 10/15/51(WAC)	54,000	57,696
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	151,000	148,510
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.57%, 5/10/45(WAC)	281,000	219,387
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	104,798
Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	74,000	59,018
Ser. 18-C10, Class D, 3.00%, 5/15/51	70,000	58,388
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class D, 4.47%, 12/10/45(WAC)	109,000	64,069
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	138,000	140,789
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.051%, 1/10/45(WAC)	181,000	162,022
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C48, Class C, 5.12%, 1/15/52(WAC)	53,000	58,217
FRB Ser. 18-C46, Class C, 4.978%, 8/15/51(WAC)	51,000	55,595
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53(WAC)	109,000	116,024
FRB Ser. 20-C56, Class C, 3.75%, 6/15/53(WAC)	76,000	77,414
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	87,000	81,862
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.759%, 10/15/45(WAC)	71,000	68,870
FRB Ser. 15-C30, Class D, 4.499%, 9/15/58(WAC)	82,000	83,328
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.673%, 11/15/44(WAC)	158,000	159,025
FRB Ser. 12-C6, Class C, 5.58%, 4/15/45(WAC)	113,000	115,867
FRB Ser. 11-C4, Class C, 5.226%, 6/15/44(WAC)	208,000	206,804
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	290,000	246,768

		9,543,940
Residential mortgage-backed securities (non-agency) (21.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.299%, 5/25/47	481,945	277,107
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.206%, 4/25/48(WAC)	62,522	62,862
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	417,203	422,859
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 2.548%, 10/25/35(WAC)	149,600	132,320
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.459%, 10/25/27 (Bermuda)	123,377	123,944
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.709%, 8/25/28 (Bermuda)	67,962	67,955
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.349%, 6/25/36	490,000	473,765
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.298%, 11/25/47	212,781	169,128
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 2.874%, 4/25/37(WAC)	242,955	243,574
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.291%, 2/20/47	233,827	182,834
FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.249%, 6/25/37	51,654	48,167
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.289%, 6/25/47	318,341	303,218
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.959%, 1/25/30	182,000	170,693
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.909%, 3/25/28	247,138	266,825
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.109%, 12/25/28	286,180	300,683
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.859%, 10/25/24	70,127	70,957
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	52,505
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.559%, 10/25/29	250,000	258,840
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.759%, 12/25/29	229,916	231,359
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.409%, 9/25/30	205,155	205,154
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.359%, 2/25/49	50,000	55,252
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.517%, 10/25/50	56,000	66,780
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.109%, 10/25/48	413,000	470,302
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.859%, 1/25/49	32,000	34,923
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.618%, 3/25/49	114,000	127,279
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.118%, 8/25/50	65,000	74,263
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.109%, 7/25/50	64,000	71,680
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.268%, 7/25/49	34,000	35,089
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.859%, 9/25/48	431,000	439,058
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.359%, 10/25/49	90,000	87,427
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.918%, 9/25/47	29,000	27,949
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.759%, 1/25/49	95,000	97,368
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	72,219
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	73,393
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.359%, 10/25/48	144,000	145,980
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.218%, 3/25/50	66,000	66,639
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.759%, 1/25/49	67,389	67,769
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.359%, 9/25/28	51,680	63,340
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.859%, 10/25/28	155,010	187,495
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.859%, 1/25/29	9,963	11,455
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.109%, 9/25/28	64,383	67,750
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.809%, 4/25/28	41,193	43,695
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.609%, 9/25/29	74,000	79,664
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.409%, 10/25/28	175,367	184,353
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.609%, 12/25/30	371,000	383,270
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.559%, 5/25/30	158,000	162,595
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.559%, 2/25/30	60,000	61,500
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.559%, 1/25/29	16,597	17,302
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.359%, 1/25/31	90,000	91,415
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.259%, 2/25/30	200,000	204,576
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.209%, 3/25/31	59,000	59,226
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.109%, 5/25/30	220,000	225,507
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.709%, 1/25/30	92,000	93,571
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.659%, 7/25/30	108,000	107,460
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.659%, 7/25/29	135,739	139,694
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.109%, 10/25/29	153,995	157,191
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.459%, 1/25/31	65,613	65,613
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.359%, 7/25/30	18,066	18,066
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.309%, 1/25/30	130,000	129,719
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (1 Month US LIBOR + 5.25%), 5.359%, 6/25/39	420,000	425,775
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.459%, 7/25/31	47,000	47,588
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (1 Month US LIBOR + 4.10%), 4.209%, 7/25/39	98,000	98,003
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.209%, 9/25/31	236,000	239,122
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.759%, 2/25/40	79,000	79,082
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.109%, 1/25/40	35,000	32,771
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.429%, 11/25/36	102,073	95,013
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	100,000	99,900
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.039%, 11/25/34	36,322	35,799
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	99,416	93,554
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.959%, 7/25/28 (Bermuda)	220,000	219,853
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.959%, 5/25/47	458,649	382,794
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.229%, 8/25/36	43,145	40,823
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	108,542
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.038%, 7/25/45	87,230	84,362
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.339%, 4/25/37	70,703	69,030

		10,784,587

Total mortgage-backed securities (cost $40,312,687)		$39,700,998

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (49.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (13.2%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$24,205	$28,430
6.00%, with due dates from 4/15/28 to 11/20/38	62,815	72,795
5.50%, 4/20/38	90,294	103,924
5.00%, 3/20/50	20,924	23,610
4.70%, 8/20/67	102,493	116,286
4.50%, TBA, 4/1/51	2,000,000	2,163,281
4.50%, with due dates from 2/20/34 to 5/20/48	860,559	963,679
3.00%, TBA, 4/1/51	2,000,000	2,081,719
2.00%, TBA, 4/1/51	1,000,000	1,008,516

		6,562,240
U.S. Government Agency Mortgage Obligations (36.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	9,114	10,665
7.00%, with due dates from 11/1/26 to 4/1/32	54,693	63,255
5.50%, 12/1/33	11,595	13,294
4.50%, with due dates from 7/1/44 to 8/1/44	118,319	132,503
4.00%, with due dates from 12/1/44 to 9/1/45	498,823	548,873
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	7,187	8,295
7.00%, with due dates from 12/1/28 to 12/1/35	243,542	284,272
6.50%, 9/1/36	6,874	8,140
6.00%, 1/1/38	64,511	76,363
5.50%, 1/1/38	287,157	329,518
5.00%, 2/1/39	7,549	8,596
4.50%, with due dates from 7/1/44 to 5/1/45	143,615	159,731
3.50%, 6/1/56	616,464	680,035
3.50%, 1/1/47	57,964	61,949
Uniform Mortgage-Backed Securities
4.50%, TBA, 4/1/51	2,000,000	2,177,656
2.50%, TBA, 5/1/51	2,000,000	2,046,484
2.50%, TBA, 4/1/51	8,000,000	8,203,125
2.00%, TBA, 5/1/51	1,000,000	995,234
2.00%, TBA, 4/1/51	2,000,000	1,993,906

		17,801,894

Total U.S. government and agency mortgage obligations (cost $24,323,633)		$24,364,134

ASSET-BACKED SECURITIES (2.6%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.088%, 7/25/24	$209,000	$209,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.009%, 10/25/53	50,000	50,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 11/25/53	30,000	30,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 6/25/52	152,000	151,905
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.456%, 4/23/23	100,000	99,992
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.106%, 8/10/23	73,000	73,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.857%, 9/7/21	159,000	159,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.607%, 10/10/21	139,000	139,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.477%, 12/10/21	138,000	138,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.259%, 6/25/51	129,000	129,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.91%, 4/25/22	125,000	125,000

Total asset-backed securities (cost $1,304,000)		$1,303,897

PURCHASED SWAP OPTIONS OUTSTANDING (2.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185	$3,009,000	$44,654
(0.95)/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.95	551,600	4,093
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	3,009,000	2,347
0.95/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.95	551,600	838
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26 (United Kingdom)	Jun-21/1.08	15,513,400	133,415
Citibank, N.A.
(2.023)/3 month USD-LIBOR-BBA/Jun-51	Jun-21/2.023	299,100	17,871
(1.736)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736	1,240,500	12,132
1.736/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736	1,240,500	6,252
(0.271)/3 month USD-LIBOR-BBA/Jun-23	Jun-21/0.271	3,589,800	5,815
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915	1,735,100	364
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	1,045,200	25,189
(1.62)/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.62	727,500	23,433
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065	3,470,200	3
JPMorgan Chase Bank N.A.
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81	17,228,900	270,149
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	135,139
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	133,456
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	790,100	111,436
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	94,054
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	18,651
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	447,900	412
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	105,000	34,115

Total purchased swap options outstanding (cost $929,190)			$1,073,818

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Apr-21/$106.16	$7,000,000	$7,000,000	$7
Government National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Apr-21/107.16	6,000,000	6,000,000	6
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	May-21/99.97	17,000,000	17,000,000	86,547
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	May-21/102.78	15,000,000	15,000,000	54,240
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Apr-21/104.97	26,000,000	26,000,000	26
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	May-21/105.75	19,000,000	19,000,000	43,947
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	May-21/107.44	5,000,000	5,000,000	7,585

Total purchased options outstanding (cost $313,438)				$192,358

SHORT-TERM INVESTMENTS (24.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	3,472,672	$3,472,672
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	331,000	331,000
U.S. Treasury Bills 0.057%, 5/25/21(SEGSF)		$1,200,000	1,199,969
U.S. Treasury Bills 0.084%, 5/13/21(SEGSF)		700,000	699,982
U.S. Treasury Bills 0.086%, 4/8/21(SEGSF)		400,000	399,999
U.S. Treasury Bills 0.090%, 5/6/21(SEGSF)		276,000	275,995
U.S. Treasury Bills 0.040%, 6/3/21(SEG)(SEGSF)		1,500,000	1,499,954
U.S. Treasury Bills 0.039%, 6/10/21(SEGSF)		600,000	599,981
U.S. Treasury Cash Management Bills 0.042%, 6/1/21(SEGSF)		800,000	799,980
U.S. Treasury Cash Management Bills 0.013%, 6/29/21(SEG)(SEGSF)(SEGCCS)		1,500,000	1,499,963
U.S. Treasury Cash Management Bills 0.009%, 7/6/21(SEG)(SEGSF)(SEGCCS)		1,500,000	1,499,947

Total short-term investments (cost $12,279,183)			$12,279,442
TOTAL INVESTMENTS

Total investments (cost $79,462,131)			$78,914,647

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	362	$79,903,015	$79,903,015	Jun-21	$75,686
U.S. Treasury Note 5 yr (Short)	39	4,812,539	4,812,539	Jun-21	6,219

Unrealized appreciation					81,905

Unrealized (depreciation)					—

Total					$81,905

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/21 (premiums $3,001,636) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$3,009,000	$22,477
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074	240,700	34,329
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	119,873
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	427,849
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26	Jun-21/1.08	15,513,400	84,703
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	210,000	—
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	25,495
1.722/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.722	1,495,700	27,371
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	210,000	46,687
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	69,692
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415	1,735,100	75,685
Goldman Sachs International
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165	1,735,100	2
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	4,180,800	13,420
1.564/3 month USD-LIBOR-BBA/May-31	May-21/1.564	1,164,100	29,522
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465	1,735,100	52,157
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	59,947
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	153,006
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	1,313
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	3,155
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	4,639
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	810,300	5,340
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	41,175
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	44,257
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	47,846
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	192,353
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81	17,228,900	239,137
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	1,791,800	18
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	12,469
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	37,324
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	38,322
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	64,428
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	66,264
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	66,881
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	790,100	98,194
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	122,268
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	122,882
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	123,192
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	218,093
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	47,500	1,428
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	94,900	28,620
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	1,385,000	35,691
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	28,011
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	74,381

Total			$2,959,896

WRITTEN OPTIONS OUTSTANDING at 3/31/21 (premiums $313,438) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Apr-21/$106.16	$7,000,000	$7,000,000	$44,842
Government National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Apr-21/107.16	6,000,000	6,000,000	23,430
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	May-21/99.97	17,000,000	17,000,000	159,579
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	May-21/102.78	15,000,000	15,000,000	120,435
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Apr-21/104.97	26,000,000	26,000,000	213,304
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	May-21/105.75	19,000,000	19,000,000	45,429
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	May-21/107.44	5,000,000	5,000,000	7,195

Total				$614,214

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$4,806,000	$(44,335)	$100,926
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(76,523)	89,363
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	66,871
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	391,200	(9,271)	32,325
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(11,394)	26,716
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	2,900,900	(18,747)	16,535
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	2,900,900	(18,747)	(5,744)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	1,074,000	(52,825)	(9,022)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	391,200	(9,271)	(9,080)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(42,966)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(49,556)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(236,781)	(198,106)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(593,277)	(207,184)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	6,237
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	1,534,300	23,935	4,618
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	(19,088)
Barclays Bank PLC
0.968/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/0.968	762,100	(9,656)	(9,656)
0.968/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.968	762,100	9,579	(48,698)
Citibank, N.A.
(1.46)/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46	300,000	(10,890)	40,491
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	1,069,600	(10,362)	25,489
(1.541)/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.541	1,735,100	(15,789)	24,187
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	300,900	(4,867)	18,334
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	10,804
(1.665)/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.665	1,202,000	(10,638)	8,065
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	3,054
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	(1,104)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(1,600)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	(3,613)
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	300,900	(4,867)	(4,826)
1.665/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.665	1,202,000	(10,638)	(6,214)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	1,069,600	(10,362)	(10,236)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(10,340)
1.46/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46	300,000	(10,890)	(10,890)
1.541/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.541	1,735,100	(15,442)	(14,922)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	20,320
(0.991)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991	750,000	8,996	8,993
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(2,994)
0.991/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991	750,000	8,996	(46,725)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(46,898)	19,409
(0.955)/3 month USD-LIBOR-BBA/Apr-26 (Purchased)	Apr-21/0.955	3,470,200	(16,570)	590
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(100)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(9,008)
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(28,766)	(10,876)
0.955/3 month USD-LIBOR-BBA/Apr-26 (Purchased)	Apr-21/0.955	3,470,200	(16,570)	(15,304)
JPMorgan Chase Bank N.A.
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	19,097
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	15,339
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	14,597
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	12,634
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	1,752
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	(2,183)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	(8,721)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(9,207)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(9,743)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	(11,220)
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	(11,234)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(134,906)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	18,408
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	(34,036)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	7,537
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	(1,282)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(5,243)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(12,440)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	900,400	(30,951)	42,121
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	14,059
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	1,635
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	(874)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	(7,082)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	900,400	(30,951)	(18,395)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	5,748
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	388,900	10,598	3,290
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	388,900	10,598	(5,196)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	(5,796)
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(69,549)	24,557
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	20,274
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	18,219
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	16,189
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	16,162
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	13,337
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	(6,388)
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(26,089)	(7,447)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	(8,079)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	(8,883)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	(9,219)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	(9,480)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	60,039	44,727
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	8,266
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	16,157	(7,337)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	(19,972)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	1,260,600	(25,811)	33,759
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	900,400	(18,481)	24,599
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	532,700	(26,568)	11,890
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(709)
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(2,718)
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	532,700	(26,568)	(6,797)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	900,400	(18,481)	(10,220)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	1,260,600	(25,811)	(13,940)

Unrealized appreciation				911,523

Unrealized (depreciation)				(1,136,599)

Total				$(225,076)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/21 (proceeds receivable $8,237,109) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.50%, 4/1/51	$6,000,000	4/14/21	$6,152,344
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	1,000,000	5/13/21	995,234
Uniform Mortgage-Backed Securities, 2.00%, 4/1/51	1,000,000	4/14/21	996,953

Total			$8,144,531

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$191,900	$7,673	(E)	$(1)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$7,672
		496,600	19,417	(E)	(3)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,419)
		3,267,200	305,712		(98,505)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	213,991
		1,039,500	58,819		(210)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	67,160
		359,400	14,353	(E)	(61)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	14,292
		647,500	22,471	(E)	(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	22,467
		950,400	33,049	(E)	(5)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	33,044
		229,300	2,011	(E)	(5)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(2,016)
		705,700	27,829		(10)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,637)
		1,219,900	49,051		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(56,898)
		514,200	11,202	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,202)
		658,600	2,571	(E)	(7)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	(2,579)
		55,100	101	(E)	(2)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	99
		18,000	279	(E)	(1)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	278
		1,364,300	31,548	(E)	(8)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,556)
		210,100	5,244		(3)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,977)
		561,600	51,477	(E)	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	51,458
		419,900	66,678	(E)	(14)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	66,664
		7,210,300	43,709		(20,206)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	63,584
		7,498,800	54,659		(20,005)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	81,468
		1,397,200	5,076		30,720	1/19/31	1.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,224
		1,397,200	41,301		(15,730)	1/19/26	3 month USD-LIBOR-BBA — Quarterly	1.629% — Semiannually	29,499
		1,397,200	35,799	(E)	(15,734)	1/20/31	3 month USD-LIBOR-BBA — Quarterly	1.996% — Semiannually	(51,533)
		33,100	2,989	(E)	(1)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,987
		18,800	1,918	(E)	(1)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	(1,919)
		5,588,600	21,114		3,060	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(35,393)
		5,588,600	37,567		(10,380)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	56,014
		236,500	54,906	(E)	(8)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	54,898
		176,500	11,161		(3)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	(11,043)
		6,772,000	14,702		(26)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,795)
		14,651,200	30,006		(55)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(61,175)
		1,169,000	227,736	(E)	(40)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(227,776)
		98,700	17,342	(E)	(3)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,339
		177,700	57,096	(E)	(6)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	57,090
		132,100	47,098	(E)	(5)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	47,093
		498,700	46,187	(E)	(7)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(46,194)
		3,267,200	302,588		(435,689)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(123,009)
		103,300	7,171	(E)	(1)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(7,173)
		52,000	7,297	(E)	(1)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(7,297)
		334,800	39,175	(E)	(5)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	39,170
		40,600	5,019	(E)	(1)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(5,020)
		3,600,400	87,216		(29)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(86,735)
		1,661,800	157,294		(22)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(155,900)
		861,900	22,389		(8)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,284
		1,423,900	15,693	(E)	(8)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,685
		2,561,800	68,121		(21)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(67,862)
		303,600	77,909	(E)	23,885	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(54,024)
		3,275,000	87,298		(31)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	83,603
		3,574,900	786		(13)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(782)
		3,461,900	82,019		(28)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	77,051
		1,263,000	32,313		648	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(30,087)
		3,703,000	332,274		(2,522)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	318,677
		572,000	137,115		(1,541)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	132,788
		300,100	67,420		(12,532)	1/29/51	1.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	54,361
		443,200	33,464		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(32,208)
		363,400	29,474		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	28,514
		3,461,900	77,785		(28)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	72,463
		129,100	26,779		(4)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,298
		1,655,000	12,744	(E)	(9)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	(12,753)
		82,600	17,967		(57)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(17,691)
		2,155,300	6,681		(14)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,869
		2,340,000	255,668		(45)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(248,191)
		3,539,600	91,230		(29)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(87,138)
		229,000	18,043	(E)	(3)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(18,046)
		36,000	5,794		(1)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(5,689)
		36,000	5,488		(1)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(5,380)
		3,331,400	69,316		(27)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	66,857
		645,500	38,201	(E)	(9)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,192
		624,600	40,543	(E)	(9)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	40,534
		150,000	21,175		(5)	1/19/51	3 month USD-LIBOR-BBA — Quarterly	1.5955% — Semiannually	(20,769)
		2,106,300	17,147	(E)	(12)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,136
		3,470,200	74,023		(7,923)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	65,240
		701,000	14,699		(6)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,304
		573,300	30,048		(8)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,308
		46,600	2,225	(E)	(1)	8/16/31	1.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,224
		25,225,000	15,488	(E)	848	6/16/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(14,641)
		9,464,000	88,507	(E)	48,769	6/16/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	(39,738)
		13,043,000	227,248	(E)	(162,475)	6/16/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	64,773
		2,585,000	135,330	(E)	113,624	6/16/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(21,706)
		947,000	22,750		(13)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,727
		1,900,000	43,331		(25)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	(41,530)
		4,350,000	83,585		(58)	3/11/31	1.572% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	80,178
		1,735,100	41,318		(23)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	40,270
		257,800	4,002	(E)	(4)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,998
		547,000	3,092		(7)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7200% — Semiannually	(2,917)
		540,500	3,285		(7)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7155% — Semiannually	(3,113)
		3,512,500	18,982		(33)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,948
		150,900	340	(E)	(1)	7/5/24	0.6840% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	339
		762,000	3,917		(10)	3/31/31	1.7275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,912
		676,400	2,575	(E)	(6)	7/1/26	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(2,581)
		1,314,000	1,971		(18)	4/1/31	1.7665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,953
		467,000	722		(6)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.766% — Semiannually	(729)
		467,000	1,539		(6)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7475% — Semiannually	(1,545)
		154,000	659		(2)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7371% — Semiannually	(661)

	Total				$(582,851)				$564,950
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$14,334	$14,654	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$506
10,692	10,930	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	378
Barclays Bank PLC
137,998	137,585	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(156)
20,864	20,801	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(24)
2,742,124	2,742,124	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	6,136
170,590	170,567	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	362
158,042	157,647	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(17)
2,607,996	2,601,064	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(162)
788	811	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	33
13,306	13,586	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	451
17,741	18,136	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(627)
10,047	10,179	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(280)
10,288	10,295	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	135
14,703	14,777	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	254
1,045	1,050	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	18
Citibank, N.A.
31,269	31,269	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	70
Credit Suisse International
1,683	1,732	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	70
26,800	27,487	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,029
12,277	12,551	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	434
7,212	7,398	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	286
5,262	5,398	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	209
12,277	12,551	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(434)
15,190	15,390	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(423)
Goldman Sachs International
9,446	9,421	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1)
25,197	25,130	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2)
69,913	69,727	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
186,101	185,606	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(12)
254,920	254,243	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(16)
23,870	25,000	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(1,408)
33,022	33,717	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,119
33,022	33,717	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,119
26,081	26,629	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	884
24,440	24,954	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	828
22,067	22,531	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	748
20,456	20,912	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(723)
19,439	19,694	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(542)
62,051	62,090	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	816
43,560	43,587	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	573
25,714	25,729	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	338
100	100	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1
32,157	32,319	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	556
29,342	29,490	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	508
28,434	28,577	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	492
22,637	22,751	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	392
6,411	6,444	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	111
JPMorgan Chase Bank N.A.
11,484	11,740	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	406
1,686	1,724	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	60
19,423	19,678	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(541)
JPMorgan Securities LLC
14,143	14,505	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	543
151,938	155,133	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,147)

Upfront premium received		—	Unrealized appreciation			19,865

Upfront premium (paid)		—	Unrealized (depreciation)			(10,519)

	Total	$—			Total	$9,346

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$473,500	$3,493	$(8)	3/23/31	(2.4275%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$3,485
	479,000	2,388	(8)	3/23/31	(2.45%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	2,380
	135,000	417	(2)	4/1/31	(2.466%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	415
	1,640,000	175	(16)	4/1/26	2.53% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	158
	265,000	449	(3)	4/1/26	2.496% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(451)
	409,000	655	(7)	4/1/31	(2.51%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(662)
	409,000	873	(7)	4/1/31	(2.515%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(880)
	958,000	1,090	(10)	3/23/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,100)
	3,810,000	68,995	—	3/11/31	2.3285% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(68,995)
	947,000	4,335	—	3/23/26	2.445% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(4,335)

Total			$(61)				$(69,985)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	$151	$1,000	$79	5/11/63	200 bp — Monthly	$73
	CMBX NA A.6 Index	A-/P	364	3,000	237	5/11/63	200 bp — Monthly	128
	CMBX NA A.6 Index	A-/P	1,317	11,000	870	5/11/63	200 bp — Monthly	451
	CMBX NA A.6 Index	A-/P	1,667	14,000	1,107	5/11/63	200 bp — Monthly	565
	CMBX NA A.6 Index	A-/P	1,903	15,000	1,187	5/11/63	200 bp — Monthly	722
	CMBX NA A.6 Index	A-/P	2,626	22,000	1,740	5/11/63	200 bp — Monthly	895
	CMBX NA A.6 Index	A-/P	15,540	111,000	8,780	5/11/63	200 bp — Monthly	6,803
	CMBX NA A.6 Index	A-/P	18,026	151,000	11,944	5/11/63	200 bp — Monthly	6,140
	CMBX NA BB.11 Index	BB-/P	12,430	22,000	3,381	11/18/54	500 bp — Monthly	9,070
	CMBX NA BB.13 Index	BB-/P	4,899	49,000	4,616	12/16/72	500 bp — Monthly	303
	CMBX NA BB.13 Index	BB-/P	8,871	94,000	8,855	12/16/72	500 bp — Monthly	16
	CMBX NA BB.9 Index	B+/P	5,611	10,000	2,689	9/17/58	500 bp — Monthly	2,932
	CMBX NA BBB-.13 Index	BBB-/P	2,368	27,000	1,979	12/16/72	300 bp — Monthly	404
	CMBX NA BBB-.13 Index	BBB-/P	12,705	135,000	9,896	12/16/72	300 bp — Monthly	2,888
	CMBX NA BBB-.14 Index	BBB-/P	966	31,000	1,491	12/16/72	300 bp — Monthly	(507)
	CMBX NA BBB-.14 Index	BBB-/P	12,580	385,000	18,519	12/16/72	300 bp — Monthly	(5,714)
	CMBX NA BBB-.14 Index	BBB-/P	17,740	578,000	27,802	12/16/72	300 bp — Monthly	(9,725)
	CMBX NA BBB-.6 Index	BB-/P	47,775	195,000	52,631	5/11/63	300 bp — Monthly	(4,742)
	CMBX NA BBB-.11 Index	BBB-/P	4,385	70,000	4,137	11/18/54	300 bp — Monthly	288
	CMBX NA BBB-.14 Index	BBB-/P	729	16,000	770	12/16/72	300 bp — Monthly	(31)
	CMBX NA BBB-.14 Index	BBB-/P	2,250	45,000	2,165	12/16/72	300 bp — Monthly	97
	CMBX NA BBB-.6 Index	BB-/P	4,935	75,000	20,243	5/11/63	300 bp — Monthly	(15,264)
	CMBX NA BBB-.6 Index	BB-/P	6,792	103,000	27,800	5/11/63	300 bp — Monthly	(20,948)
	CMBX NA BBB-.6 Index	BB-/P	8,101	119,000	32,118	5/11/63	300 bp — Monthly	(23,947)
	CMBX NA BBB-.6 Index	BB-/P	254,779	4,001,000	1,079,870	5/11/63	300 bp — Monthly	(822,757)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	2,541	19,000	6,933	1/17/47	500 bp — Monthly	(4,373)
	CMBX NA BBB-.6 Index	BB-/P	300,774	3,201,000	863,950	5/11/63	300 bp — Monthly	(561,309)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB-/P	53,946	506,000	136,569	5/11/63	300 bp — Monthly	(82,328)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	870	6,000	475	5/11/63	200 bp — Monthly	398
	CMBX NA A.6 Index	A-/P	1,279	11,000	870	5/11/63	200 bp — Monthly	413
	CMBX NA A.6 Index	A-/P	3,325	28,000	2,215	5/11/63	200 bp — Monthly	1,121
	CMBX NA A.7 Index	A-/P	(54)	37,000	2,353	1/17/47	200 bp — Monthly	(2,393)
	CMBX NA BB.13 Index	BB-/P	3,943	41,000	3,862	12/16/72	500 bp — Monthly	81
	CMBX NA BB.6 Index	B/P	5,563	40,000	18,324	5/11/63	500 bp — Monthly	(12,723)
	CMBX NA BBB-.13 Index	BBB-/P	1,567	10,000	733	12/16/72	300 bp — Monthly	840
	CMBX NA BBB-.13 Index	BBB-/P	1,741	11,000	806	12/16/72	300 bp — Monthly	941
	CMBX NA BBB-.13 Index	BBB-/P	3,252	19,000	1,393	12/16/72	300 bp — Monthly	1,871
	CMBX NA BBB-.13 Index	BBB-/P	3,216	19,000	1,393	12/16/72	300 bp — Monthly	1,835
	CMBX NA BBB-.14 Index	BBB-/P	2,178	49,000	2,357	12/16/72	300 bp — Monthly	(151)
	CMBX NA BBB-.14 Index	BBB-/P	4,547	99,000	4,762	12/16/72	300 bp — Monthly	(157)
	CMBX NA BBB-.6 Index	BB-/P	142	1,000	270	5/11/63	300 bp — Monthly	(127)
	CMBX NA BBB-.6 Index	BB-/P	717	14,000	3,779	5/11/63	300 bp — Monthly	(3,053)
	CMBX NA BBB-.6 Index	BB-/P	1,416	16,000	4,318	5/11/63	300 bp — Monthly	(2,893)
	CMBX NA BBB-.6 Index	BB-/P	1,416	16,000	4,318	5/11/63	300 bp — Monthly	(2,893)
	CMBX NA BBB-.6 Index	BB-/P	2,017	24,000	6,478	5/11/63	300 bp — Monthly	(4,446)
	CMBX NA BBB-.6 Index	BB-/P	4,881	42,000	11,336	5/11/63	300 bp — Monthly	(6,430)
	CMBX NA BBB-.6 Index	BB-/P	2,486	49,000	13,225	5/11/63	300 bp — Monthly	(10,710)
	CMBX NA BBB-.6 Index	BB-/P	6,787	51,000	13,765	5/11/63	300 bp — Monthly	(6,948)
	CMBX NA BBB-.6 Index	BB-/P	3,030	60,000	16,194	5/11/63	300 bp — Monthly	(13,129)
	CMBX NA BBB-.6 Index	BB-/P	24,037	208,000	56,139	5/11/63	300 bp — Monthly	(31,981)
	CMBX NA BBB-.6 Index	BB-/P	31,021	309,000	83,399	5/11/63	300 bp — Monthly	(52,198)
	CMBX NA BBB-.6 Index	BB-/P	50,168	470,000	126,853	5/11/63	300 bp — Monthly	(76,411)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	726	9,000	36	12/16/72	200 bp — Monthly	765
	CMBX NA BB.10 Index	BB-/P	2,006	25,000	7,598	5/11/63	500 bp — Monthly	(5,567)
	CMBX NA BB.7 Index	B+/P	30,848	63,000	22,989	1/17/47	500 bp — Monthly	7,921
	CMBX NA BBB-.13 Index	BBB-/P	1,416	9,000	660	12/16/72	300 bp — Monthly	762
	CMBX NA BBB-.13 Index	BBB-/P	3,423	17,000	1,246	12/16/72	300 bp — Monthly	2,187
	CMBX NA BBB-.13 Index	BBB-/P	5,004	25,000	1,833	12/16/72	300 bp — Monthly	3,186
	CMBX NA BBB-.13 Index	BBB-/P	4,917	27,000	1,979	12/16/72	300 bp — Monthly	2,954
	CMBX NA BBB-.13 Index	BBB-/P	6,512	39,000	2,859	12/16/72	300 bp — Monthly	3,676
	CMBX NA BBB-.13 Index	BBB-/P	6,634	96,000	7,037	12/16/72	300 bp — Monthly	(347)
	CMBX NA BBB-.6 Index	BB-/P	72,892	228,000	61,537	5/11/63	300 bp — Monthly	11,488
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	335	3,000	1,374	5/11/63	500 bp — Monthly	(1,036)
	CMBX NA BB.7 Index	B+/P	1,452	12,000	4,379	1/17/47	500 bp — Monthly	(2,915)
	CMBX NA BBB-.6 Index	BB-/P	287,232	1,066,000	287,713	5/11/63	300 bp — Monthly	140
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	A-/P	(2)	2,000	127	1/17/47	200 bp — Monthly	(128)
	CMBX NA A.7 Index	A-/P	(5)	11,000	700	1/17/47	200 bp — Monthly	(701)
	CMBX NA A.7 Index	A-/P	656	135,000	8,586	1/17/47	200 bp — Monthly	(7,878)
	CMBX NA BB.13 Index	BB-/P	2,693	28,000	2,638	12/16/72	500 bp — Monthly	55
	CMBX NA BB.13 Index	BB-/P	6,417	68,000	6,406	12/16/72	500 bp — Monthly	12
	CMBX NA BB.13 Index	BB-/P	10,622	115,000	10,833	12/16/72	500 bp — Monthly	(115)
	CMBX NA BB.6 Index	B/P	36,496	86,000	39,397	5/11/63	500 bp — Monthly	(2,817)
	CMBX NA BB.6 Index	B/P	197,820	471,000	215,765	5/11/63	500 bp — Monthly	(17,487)
	CMBX NA BBB-.13 Index	BBB-/P	1,625	8,000	586	12/16/72	300 bp — Monthly	1,043
	CMBX NA BBB-.13 Index	BBB-/P	1,574	10,000	733	12/16/72	300 bp — Monthly	846
	CMBX NA BBB-.13 Index	BBB-/P	1,575	10,000	733	12/16/72	300 bp — Monthly	848
	CMBX NA BBB-.13 Index	BBB-/P	2,289	14,000	1,026	12/16/72	300 bp — Monthly	1,271
	CMBX NA BBB-.13 Index	BBB-/P	3,384	18,000	1,319	12/16/72	300 bp — Monthly	2,075
	CMBX NA BBB-.13 Index	BBB-/P	2,156	29,000	2,126	12/16/72	300 bp — Monthly	48
	CMBX NA BBB-.13 Index	BBB-/P	5,393	59,000	4,325	12/16/72	300 bp — Monthly	1,102
	CMBX NA BBB-.14 Index	BBB-/P	547	18,000	866	12/16/72	300 bp — Monthly	(308)
	CMBX NA BBB-.14 Index	BBB-/P	1,748	62,000	2,982	12/16/72	300 bp — Monthly	(1,199)
	CMBX NA BBB-.6 Index	BB-/P	752	9,000	2,429	5/11/63	300 bp — Monthly	(1,672)
	CMBX NA BBB-.6 Index	BB-/P	2,377	36,000	9,716	5/11/63	300 bp — Monthly	(7,319)
	CMBX NA BBB-.6 Index	BB-/P	2,364	36,000	9,716	5/11/63	300 bp — Monthly	(7,332)
	CMBX NA BBB-.6 Index	BB-/P	4,206	43,000	11,606	5/11/63	300 bp — Monthly	(7,375)
	CMBX NA BBB-.6 Index	BB-/P	555,570	8,386,000	2,263,381	5/11/63	300 bp — Monthly	(1,702,807)
	CMBX NA BBB-.7 Index	BB+/P	74	1,000	197	1/17/47	300 bp — Monthly	(122)
	CMBX NA BBB-.7 Index	BB+/P	23,003	338,000	66,687	1/17/47	300 bp — Monthly	(43,488)

Upfront premium received			2,253,108		Unrealized appreciation			79,654

Upfront premium (paid)			(61)		Unrealized (depreciation)			(3,588,901)

	Total		$2,253,047				Total	$(3,509,247)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,252)	$12,000	$3,647	11/17/59	(500 bp) — Monthly	$2,383
	CMBX NA BB.10 Index	(987)	9,000	2,735	11/17/59	(500 bp) — Monthly	1,740
	CMBX NA BB.11 Index	(2,672)	37,000	5,687	11/18/54	(500 bp) — Monthly	2,979
	CMBX NA BB.11 Index	(1,031)	15,000	2,306	11/18/54	(500 bp) — Monthly	1,260
	CMBX NA BB.11 Index	(1,131)	12,000	1,844	11/18/54	(500 bp) — Monthly	702
	CMBX NA BB.11 Index	(357)	7,000	1,076	11/18/54	(500 bp) — Monthly	712
	CMBX NA BB.11 Index	(363)	7,000	1,076	11/18/54	(500 bp) — Monthly	706
	CMBX NA BB.12 Index	(4,894)	15,000	2,060	8/17/61	(500 bp) — Monthly	(2,849)
	CMBX NA BB.12 Index	(429)	5,000	687	8/17/61	(500 bp) — Monthly	253
	CMBX NA BB.7 Index	(9,339)	183,000	66,777	1/17/47	(500 bp) — Monthly	57,260
	CMBX NA BB.7 Index	(1,077)	16,000	5,838	1/17/47	(500 bp) — Monthly	4,746
	CMBX NA BB.8 Index	(2,980)	23,167	8,259	10/17/57	(500 bp) — Monthly	5,257
	CMBX NA BBB-.10 Index	(56,223)	327,000	41,006	11/17/59	(300 bp) — Monthly	(15,408)
	CMBX NA BBB-.10 Index	(17,178)	74,000	9,280	11/17/59	(300 bp) — Monthly	(7,941)
	CMBX NA BBB-.10 Index	(12,167)	51,000	6,395	11/17/59	(300 bp) — Monthly	(5,802)
	CMBX NA BBB-.10 Index	(8,077)	37,000	4,640	11/17/59	(300 bp) — Monthly	(3,459)
	CMBX NA BBB-.10 Index	(7,182)	33,000	4,138	11/17/59	(300 bp) — Monthly	(3,063)
	CMBX NA BBB-.10 Index	(5,906)	24,000	3,010	11/17/59	(300 bp) — Monthly	(2,910)
	CMBX NA BBB-.12 Index	(18,312)	266,000	17,742	8/17/61	(300 bp) — Monthly	(725)
	CMBX NA BBB-.12 Index	(8,800)	39,000	2,601	8/17/61	(300 bp) — Monthly	(6,221)
	CMBX NA BBB-.12 Index	(2,116)	31,000	2,068	8/17/61	(300 bp) — Monthly	(66)
	CMBX NA BBB-.10 Index	(28,899)	97,000	12,164	11/17/59	(300 bp) — Monthly	(16,791)
	CMBX NA BBB-.10 Index	(6,246)	49,000	6,145	11/17/59	(300 bp) — Monthly	(114)
	CMBX NA BBB-.10 Index	(1,657)	13,000	1,630	11/17/59	(300 bp) — Monthly	(30)
	CMBX NA BBB-.11 Index	(16,668)	52,000	3,073	11/18/54	(300 bp) — Monthly	(13,625)
	CMBX NA BBB-.11 Index	(8,529)	26,000	1,537	11/18/54	(300 bp) — Monthly	(7,008)
	CMBX NA BBB-.11 Index	(3,680)	25,000	1,478	11/18/54	(300 bp) — Monthly	(2,217)
	CMBX NA BBB-.11 Index	(6,208)	19,000	1,123	11/18/54	(300 bp) — Monthly	(5,096)
	CMBX NA BBB-.11 Index	(2,155)	15,000	887	11/18/54	(300 bp) — Monthly	(1,277)
	CMBX NA BBB-.12 Index	(31,225)	99,000	6,603	8/17/61	(300 bp) — Monthly	(24,680)
	CMBX NA BBB-.12 Index	(23,612)	67,000	4,469	8/17/61	(300 bp) — Monthly	(19,182)
	CMBX NA BBB-.12 Index	(21,043)	63,000	4,202	8/17/61	(300 bp) — Monthly	(16,878)
	CMBX NA BBB-.12 Index	(18,075)	52,000	3,468	8/17/61	(300 bp) — Monthly	(14,637)
	CMBX NA BBB-.12 Index	(11,951)	34,000	2,268	8/17/61	(300 bp) — Monthly	(9,703)
	CMBX NA BBB-.12 Index	(4,010)	12,000	800	8/17/61	(300 bp) — Monthly	(3,216)
	CMBX NA BBB-.13 Index	(7,123)	94,000	6,890	12/16/72	(300 bp) — Monthly	(233)
	CMBX NA BBB-.7 Index	(4,375)	20,000	3,946	1/17/47	(300 bp) — Monthly	(441)
	CMBX NA BBB-.8 Index	(14,226)	90,000	14,085	10/17/57	(300 bp) — Monthly	(193)
	CMBX NA BBB-.8 Index	(14,282)	90,000	14,085	10/17/57	(300 bp) — Monthly	(250)
	CMBX NA BBB-.8 Index	(10,955)	70,000	10,955	10/17/57	(300 bp) — Monthly	(41)
	CMBX NA BBB-.9 Index	(11,593)	49,000	5,405	9/17/58	(300 bp) — Monthly	(6,217)
	Credit Suisse International
	CMBX NA BB.10 Index	(2,854)	24,000	7,294	11/17/59	(500 bp) — Monthly	4,416
	CMBX NA BB.10 Index	(3,202)	24,000	7,294	11/17/59	(500 bp) — Monthly	4,068
	CMBX NA BB.10 Index	(1,616)	13,000	3,951	11/17/59	(500 bp) — Monthly	2,322
	Goldman Sachs International
	CMBX NA A .6 Index	(66)	1,000	79	5/11/63	(200 bp) — Monthly	12
	CMBX NA BB.12 Index	(5,858)	16,000	2,197	8/17/61	(500 bp) — Monthly	(3,677)
	CMBX NA BB.8 Index	(906)	7,722	2,753	10/17/57	(500 bp) — Monthly	1,839
	CMBX NA BB.9 Index	(3,674)	23,000	6,185	9/17/58	(500 bp) — Monthly	2,489
	CMBX NA BBB-.10 Index	(3,500)	16,000	2,006	11/17/59	(300 bp) — Monthly	(1,502)
	CMBX NA BBB-.13 Index	(3,107)	41,000	3,005	12/16/72	(300 bp) — Monthly	(102)
	CMBX NA BBB-.8 Index	(3,293)	21,000	3,287	10/17/57	(300 bp) — Monthly	(19)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(63,810)	117,000	17,983	11/18/54	(500 bp) — Monthly	(45,941)
	CMBX NA BB.11 Index	(5,148)	10,000	4,581	5/11/63	(500 bp) — Monthly	(577)
	CMBX NA BB.12 Index	(18,124)	33,000	4,531	8/17/61	(500 bp) — Monthly	(13,625)
	CMBX NA BB.8 Index	(16,356)	31,855	11,356	10/17/57	(500 bp) — Monthly	(5,030)
	CMBX NA BBB-.10 Index	(3,793)	23,000	2,884	11/17/59	(300 bp) — Monthly	(922)
	CMBX NA BBB-.10 Index	(11,268)	40,000	5,016	11/17/59	(300 bp) — Monthly	(6,276)
	CMBX NA BBB-.10 Index	(9,534)	32,000	4,013	11/17/59	(300 bp) — Monthly	(5,539)
	CMBX NA BBB-.11 Index	(5,040)	25,000	1,478	11/18/54	(300 bp) — Monthly	(3,577)
	CMBX NA BBB-.12 Index	(10,286)	31,000	2,068	8/17/61	(300 bp) — Monthly	(8,236)
	CMBX NA BBB-.12 Index	(5,588)	16,000	1,067	8/17/61	(300 bp) — Monthly	(4,530)
	CMBX NA BBB-.7 Index	(56,108)	239,000	47,155	1/17/47	(300 bp) — Monthly	(9,093)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,366)	24,000	7,294	11/17/59	(500 bp) — Monthly	5,905
	CMBX NA BB.9 Index	(15,466)	397,000	106,753	9/17/58	(500 bp) — Monthly	90,901
	CMBX NA BBB-.10 Index	(6,933)	32,000	4,013	11/17/59	(300 bp) — Monthly	(2,939)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(1,259)	12,000	3,647	11/17/59	(500 bp) — Monthly	2,377
	CMBX NA BB.11 Index	(2,382)	25,000	3,843	11/18/54	(500 bp) — Monthly	1,436
	CMBX NA BB.12 Index	(1,901)	36,000	4,943	8/17/61	(500 bp) — Monthly	3,007
	CMBX NA BB.12 Index	(10,200)	17,000	2,334	8/17/61	(500 bp) — Monthly	(7,882)
	CMBX NA BB.12 Index	(1,215)	17,000	2,334	8/17/61	(500 bp) — Monthly	1,102
	CMBX NA BB.12 Index	(917)	13,000	1,785	8/17/61	(500 bp) — Monthly	855
	CMBX NA BB.12 Index	(803)	11,000	1,510	8/17/61	(500 bp) — Monthly	696
	CMBX NA BB.12 Index	(408)	5,000	687	9/17/58	(500 bp) — Monthly	273
	CMBX NA BB.8 Index	(9,393)	18,341	6,538	10/17/57	(500 bp) — Monthly	(2,873)
	CMBX NA BB.9 Index	(24,315)	179,000	48,133	9/17/58	(500 bp) — Monthly	23,644
	CMBX NA BB.9 Index	(23,827)	179,000	48,133	9/17/58	(500 bp) — Monthly	24,133
	CMBX NA BB.9 Index	(22,969)	168,000	45,175	9/17/58	(500 bp) — Monthly	22,042
	CMBX NA BB.9 Index	(22,860)	152,000	40,873	9/17/58	(500 bp) — Monthly	17,865
	CMBX NA BB.9 Index	(20,671)	137,000	36,839	9/17/58	(500 bp) — Monthly	16,035
	CMBX NA BB.9 Index	(20,232)	130,000	34,957	9/17/58	(500 bp) — Monthly	14,599
	CMBX NA BB.9 Index	(11,669)	81,000	21,781	9/17/58	(500 bp) — Monthly	10,033
	CMBX NA BB.9 Index	(12,260)	81,000	21,781	9/17/58	(500 bp) — Monthly	9,442
	CMBX NA BB.9 Index	(1,270)	36,000	9,680	9/17/58	(500 bp) — Monthly	8,375
	CMBX NA BB.9 Index	(2,309)	27,000	7,260	9/17/58	(500 bp) — Monthly	4,925
	CMBX NA BB.9 Index	(3,633)	24,000	6,454	9/17/58	(500 bp) — Monthly	2,798
	CMBX NA BB.9 Index	(676)	9,000	2,420	9/17/58	(500 bp) — Monthly	1,735
	CMBX NA BBB-.8 Index	(18,512)	119,000	18,624	10/17/57	(300 bp) — Monthly	42
	CMBX NA BBB-.8 Index	(9,409)	60,000	9,390	10/17/57	(300 bp) — Monthly	(54)
	CMBX NA BBB-.10 Index	(9,946)	59,000	7,399	11/17/59	(300 bp) — Monthly	(2,582)
	CMBX NA BBB-.10 Index	(8,751)	37,000	4,640	11/17/59	(300 bp) — Monthly	(4,133)
	CMBX NA BBB-.10 Index	(7,801)	32,000	4,013	11/17/59	(300 bp) — Monthly	(3,807)
	CMBX NA BBB-.10 Index	(4,005)	23,000	2,884	11/17/59	(300 bp) — Monthly	(1,135)
	CMBX NA BBB-.10 Index	(4,362)	19,000	2,383	11/17/59	(300 bp) — Monthly	(1,991)
	CMBX NA BBB-.10 Index	(3,929)	18,000	2,257	11/17/59	(300 bp) — Monthly	(1,683)
	CMBX NA BBB-.10 Index	(2,168)	10,000	1,254	11/17/59	(300 bp) — Monthly	(920)
	CMBX NA BBB-.10 Index	(1,946)	9,000	1,129	11/17/59	(300 bp) — Monthly	(823)
	CMBX NA BBB-.12 Index	(5,797)	28,000	1,868	8/17/61	(300 bp) — Monthly	(3,946)
	CMBX NA BBB-.12 Index	(2,921)	14,000	934	8/17/61	(300 bp) — Monthly	(1,996)
	CMBX NA BBB-.10 Index	(19,618)	159,000	19,939	11/17/59	(300 bp) — Monthly	228
	CMBX NA BBB-.10 Index	(11,034)	87,000	10,910	11/17/59	(300 bp) — Monthly	(168)
	CMBX NA BBB-.10 Index	(3,171)	25,000	3,135	11/17/59	(300 bp) — Monthly	(48)
	CMBX NA BBB-.11 Index	(7,240)	46,000	2,719	11/18/54	(300 bp) — Monthly	(4,548)
	CMBX NA BBB-.12 Index	(1,237)	4,000	267	8/17/61	(300 bp) — Monthly	(972)
	CMBX NA BBB-.7 Index	(4,063)	64,000	12,627	1/17/47	(300 bp) — Monthly	8,526
	CMBX NA BBB-.8 Index	(9,146)	59,000	9,234	10/17/57	(300 bp) — Monthly	644

Upfront premium received		—			Unrealized appreciation		364,762

Upfront premium (paid)		(996,106)			Unrealized (depreciation)		(341,419)

	Total	$(996,106)				Total	$23,343
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $49,532,255.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$—	$4,894,378	$1,421,706	$84	$3,472,672

	Total Short-term investments	$—	$4,894,378	$1,421,706	$84	$3,472,672
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $171,996.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $7,370,758.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $493,951.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $36,534,903 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,302,373 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,370,758 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,303,897	$—
Mortgage-backed securities	—	39,700,998	—
Purchased options outstanding	—	192,358	—
Purchased swap options outstanding	—	1,073,818	—
U.S. government and agency mortgage obligations	—	24,364,134	—
Short-term investments	331,000	11,948,442	—

Totals by level	$331,000	$78,583,647	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$81,905	$—	$—
Written options outstanding	—	(614,214)	—
Written swap options outstanding	—	(2,959,896)	—
Forward premium swap option contracts	—	(225,076)	—
TBA sale commitments	—	(8,144,531)	—
Interest rate swap contracts	—	1,147,801	—
Total return swap contracts	—	(60,578)	—
Credit default contracts	—	(4,742,845)	—

Totals by level	$81,905	$(15,599,339)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$95,500,000
Purchased swap option contracts (contract amount)	$127,400,000
Written TBA commitment option contracts (contract amount)	$95,500,000
Written swap option contracts (contract amount)	$101,500,000
Futures contracts (number of contracts)	400
Centrally cleared interest rate swap contracts (notional)	$180,600,000
OTC total return swap contracts (notional)	$7,400,000
Centrally cleared total return swap contracts (notional)	$7,100,000
OTC credit default contracts (notional)	$28,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com